SHARE-BASED PAYMENT - Summary of Number and Weighted-average Exercise Prices of Share Options (Parenthetical) (Detail) R$ in Thousands	1 Months Ended
Aug. 31, 2024 BRL (R$)
SHARE-BASED PAYMENT
Percentage of Share Option Provision	100.00%
Provision For Share based Payment Plan	R$ 14,585